Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 98.90%
Affiliated master portfolios: 98.90%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 3,218,884
Allspring Emerging Markets Bond Portfolio		272,721
Allspring Factor Enhanced Emerging Markets Equity Portfolio		8,194,910
Allspring Factor Enhanced International Equity Portfolio		26,683,128
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		42,006,375
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,519,005
Allspring High Yield Corporate Bond Portfolio		272,186
Allspring Investment Grade Corporate Bond Portfolio		1,669,712
Total Investment companies (Cost $89,587,196)		92,836,921
Total investments in securities (Cost $89,587,196)	98.90%	92,836,921
Other assets and liabilities, net	1.10	1,036,598
Total net assets	100.00%	$93,873,519
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.05%	1.23%	$(98,313)	$(29,837)	$20,592	$0	$1,133	$3,218,884
Allspring Emerging Markets Bond Portfolio	0.44	2.04	(6,764)	(2,687)	4,919	0	38	272,721
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.40	2.04	(365,192)	348,272	0	58,971	2,721	8,194,910
Allspring Factor Enhanced International Equity Portfolio	0.33	5.68	(724,188)	2,062,706	0	212,564	5,599	26,683,128
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.45	8.34	151,868	21,983	0	204,850	15,204	42,006,375
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.06	8.21	(38,569)	(61,809)	0	50,113	2,682	10,519,005
Allspring High Yield Corporate Bond Portfolio	0.07	2.03	(7,471)	(621)	4,675	0	33	272,186
Allspring Investment Grade Corporate Bond Portfolio	0.06	2.04	(68,762)	(1,494)	18,604	0	235	1,669,712
			$(1,157,391)	$2,336,513	$48,790	$526,498	$27,645	$92,836,921
See accompanying notes to portfolio of investments

Allspring Dynamic Target 2050 Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	28	12-16-2022	$1,923,666	$1,962,801	$39,135	$0
E-Mini Consumer Staples Select Sector Index	36	12-16-2022	2,645,379	2,797,560	152,181	0
10-Year U.S. Treasury Notes	77	3-22-2023	8,670,515	8,739,500	68,985	0
Short
DAX Index	(5)	12-16-2022	(1,660,822)	(1,875,421)	0	(214,599)
E-Mini Russell 2000 Index	(1)	12-16-2022	(91,254)	(94,375)	0	(3,121)
E-Mini S&P 500 Index	(1)	12-16-2022	(196,058)	(204,063)	0	(8,005)
Euro STOXX 50 Index	(72)	12-16-2022	(2,689,121)	(2,970,705)	0	(281,584)
MSCI EAFE Index	(1)	12-16-2022	(95,102)	(98,990)	0	(3,888)
MSCI Emerging Markets Index	(1)	12-16-2022	(45,152)	(49,125)	0	(3,973)
U.S. Ultra Treasury Bonds	(21)	3-22-2023	(2,814,160)	(2,861,906)	0	(47,746)
					$260,301	$(562,916)
See accompanying notes to portfolio of investments

2  |  Allspring Dynamic Target 2050 Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Dynamic Target 2050 Fund  |  3

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$92,836,921
Futures contracts	$260,301	$0	$0	260,301
Total assets	$260,301	$0	$0	$93,097,222
Liabilities
Futures contracts	$562,916	$0	$0	$562,916
Total liabilities	$562,916	$0	$0	$562,916

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $92,836,921 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of November 30, 2022, $1,150,717 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses

4  |  Allspring Dynamic Target 2050 Fund